Note 8 - Long-term Bank Loans (Details Textual)															1 Months Ended	12 Months Ended
	Dec. 15, 2025 USD ($)	Nov. 03, 2025 USD ($)	Sep. 18, 2025 USD ($)	Nov. 12, 2024 USD ($)	Oct. 15, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 20, 2024 USD ($)	Feb. 24, 2024 USD ($)	Oct. 23, 2023 USD ($)	Oct. 12, 2023 USD ($)	Jun. 20, 2023 USD ($)	Sep. 30, 2022 USD ($)	Aug. 12, 2021 USD ($)	Feb. 22, 2021 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	Secured Overnight Financing Rate (SOFR) [Member]	Secured Overnight Financing Rate (SOFR) [Member]		Secured Overnight Financing Rate (SOFR) [Member]	Secured Overnight Financing Rate (SOFR) [Member]				Secured Overnight Financing Rate (SOFR) [Member]	Secured Overnight Financing Rate (SOFR) [Member]	Secured Overnight Financing Rate (SOFR) [Member]	Secured Overnight Financing Rate (SOFR) [Member]	Secured Overnight Financing Rate (SOFR) [Member]	Secured Overnight Financing Rate (SOFR) [Member]
Long-Term Debt															$ 103,681,591	$ 103,681,591
Cash Deposits															5,356,922	5,356,922	$ 5,197,268
Interest Expense, Operating and Nonoperating																$ 6,549,276	$ 7,692,208	$ 6,277,704
Kamsarmax One Shipping Ltd. and Ultra One Shipping Ltd. [Member]
Long-Term Debt				$ 19,200,000
Eirini Shipping Ltd [Member]
Long-Term Debt														$ 3,300,000
Light Shipping Ltd. and Good Heart Shipping Ltd. [Member]
Long-Term Debt					$ 12,800,000
Hamburg Commercial Bank AG [Member] | Term Loan [Member]
Debt Instrument, Face Amount											$ 14,000,000
Debt Instrument, Number of Periodic Payments											16
Debt Instrument, Periodic Payment											$ 240,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid											$ 10,160,000
Debt Instrument, Basis Spread on Variable Rate											2.50%
Debt Instrument, Covenant, Security Cover Ratio											125.00%
Payments of Debt Issuance Costs											$ 126,000
Eurobank S.A. [Member] | Refinance Indebtedness of M/V Xenia and M/V Alexandros P 2024 [Member]
Debt Instrument, Face Amount				30,000,000
Debt Instrument, Periodic Payment				625,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid				$ 15,000,000
Debt Instrument, Covenant, Security Cover Ratio				120.00%
Payments of Debt Issuance Costs				$ 175,000
Debt Instrument, Number of Consecutive Quarterly Installments				24
Eurobank S.A. [Member] | Refinance Indebtedness of M/V Xenia and M/V Alexandros P 2024 [Member] | Portion of Loan Equivalent to Aggregate Deposits [Member]
Debt Instrument, Basis Spread on Variable Rate				0.65%
Eurobank S.A. [Member] | Refinance Indebtedness of M/V Xenia and M/V Alexandros P 2024 [Member] | Remaining Part of Loan Outstanding [Member]
Debt Instrument, Basis Spread on Variable Rate				1.90%
Eurobank S.A. [Member] | Acquisition of M/V Yannis Pittas [Member]
Debt Instrument, Face Amount										$ 10,500,000
Debt Instrument, Periodic Payment										250,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid										$ 4,500,000
Debt Instrument, Number of Consecutive Quarterly Installments										24
Repayments of Debt	$ 8,500,000
Eurobank S.A. [Member] | Acquisition of M/V Yannis Pittas [Member] | Portion of Loan Equivalent to Aggregate Deposits [Member]
Debt Instrument, Basis Spread on Variable Rate										1.00%
Eurobank S.A. [Member] | Acquisition of M/V Yannis Pittas [Member] | Remaining Part of Loan Outstanding [Member]
Debt Instrument, Basis Spread on Variable Rate										2.00%
Eurobank S.A. [Member] | Yannis Navigation and Troboni Shipping Loan [Member]
Debt Instrument, Face Amount	$ 39,500,000
Debt Instrument, Covenant, Security Cover Ratio	120.00%
Eurobank S.A. [Member] | Yannis Navigation and Troboni Shipping Loan [Member] | Portion of Loan Equivalent to Aggregate Deposits [Member]
Debt Instrument, Basis Spread on Variable Rate	0.50%
Eurobank S.A. [Member] | Yannis Navigation and Troboni Shipping Loan [Member] | Remaining Part of Loan Outstanding [Member] | Maximum [Member]
Debt Instrument, Basis Spread on Variable Rate	1.65%
Eurobank S.A. [Member] | Yannis Navigation and Troboni Shipping Loan [Member] | Remaining Part of Loan Outstanding [Member] | Minimum [Member]
Debt Instrument, Basis Spread on Variable Rate	1.60%
Eurobank S.A. [Member] | Yannis Navigation and Troboni Shipping Loan, Tranche A [Member]
Debt Instrument, Number of Periodic Payments	28
Debt Instrument, Periodic Payment	$ 250,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	6,500,000
Payments of Debt Issuance Costs	108,000
Proceeds from Issuance of Debt	$ 13,500,000
Eurobank S.A. [Member] | Yannis Navigation and Troboni Shipping Loan, Tranche B [Member]
Debt Instrument, Number of Periodic Payments	32
Debt Instrument, Periodic Payment	$ 325,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	15,600,000
Proceeds from Issuance of Debt	$ 26,000,000
Eurobank S.A. [Member] | Acquisition of M/V Christos K and M/V Maria [Member]
Debt Instrument, Face Amount									$ 22,000,000
Debt Instrument, Number of Periodic Payments									24
Debt Instrument, Periodic Payment									$ 500,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid									$ 10,000,000
Debt Instrument, Covenant, Security Cover Ratio									120.00%
Payments of Debt Issuance Costs									$ 165,000
Eurobank S.A. [Member] | Acquisition of M/V Christos K and M/V Maria [Member] | Portion of Loan Equivalent to Aggregate Deposits [Member]
Debt Instrument, Basis Spread on Variable Rate									1.00%
Eurobank S.A. [Member] | Acquisition of M/V Christos K and M/V Maria [Member] | Remaining Part of Loan Outstanding [Member]
Debt Instrument, Basis Spread on Variable Rate									2.10%
Sinopac Capital International (HK) Limited [Member] | Refinance Indebtedness of M/V "Eirini" and for Working Capital [Member]
Debt Instrument, Face Amount														5,000,000
Debt Instrument, Periodic Payment														210,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid														$ 800,000
Debt Instrument, Basis Spread on Variable Rate														3.60%
Debt Instrument, Number of Consecutive Quarterly Installments														20
Proceeds from Issuance of Long-Term Debt								$ 5,000,000
Repayments of Debt			$ 1,220,000
NBG [Member] | Refinance M/V Starlight and M/V Good Heart [Member]
Debt Instrument, Face Amount					18,000,000
Debt Instrument, Periodic Payment					450,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid					$ 9,000,000
Debt Instrument, Basis Spread on Variable Rate					0.02%
Debt Instrument, Covenant, Security Cover Ratio					125.00%
Payments of Debt Issuance Costs					$ 180,000
Debt Instrument, Number of Consecutive Quarterly Installments					20
Piraeus Bank S.A. [Member] | Finance Acquisition of M/V Blessed Luck [Member]
Debt Instrument, Covenant, Security Cover Ratio													125.00%
Debt Instrument, Number of Consecutive Quarterly Installments													12
Proceeds from Issuance of Debt													$ 8,000,000
Piraeus Bank S.A. [Member] | Finance Acquisition of M/V Blessed Luck [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument, Periodic Payment													$ 750,000
Debt Instrument, Number of Consecutive Quarterly Installments													4
Piraeus Bank S.A. [Member] | Finance Acquisition of M/V Blessed Luck [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument, Periodic Payment													$ 250,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid													$ 3,000,000
Debt Instrument, Number of Consecutive Quarterly Installments													8
Piraeus Bank S.A. [Member] | Finance Acquisition of M/V Blessed Luck [Member] | Portion of Loan Equivalent to Aggregate Deposits [Member]
Debt Instrument, Basis Spread on Variable Rate													0.90%
Piraeus Bank S.A. [Member] | Finance Acquisition of M/V Blessed Luck [Member] | Remaining Part of Loan Outstanding [Member]
Debt Instrument, Basis Spread on Variable Rate													2.70%
Piraeus Bank S.A. [Member] | Blessed Luck Supplemental Agreement [Member]
Debt Instrument, Periodic Payment						$ 222,500
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid						$ 1,247,500
Debt Instrument, Basis Spread on Variable Rate						2.00%
Payments of Debt Issuance Costs						$ 3,250,000
Debt Instrument, Number of Consecutive Quarterly Installments						9
Piraeus Bank S.A. [Member] | Finance Part of M/V Molyvos Luck and M/V Santa Cruz [Member]
Debt Instrument, Covenant, Security Cover Ratio																	125.00%
Debt Instrument, Number of Consecutive Quarterly Installments												20
Proceeds from Issuance of Debt												$ 20,000,000
Piraeus Bank S.A. [Member] | Finance Part of M/V Molyvos Luck and M/V Santa Cruz [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument, Periodic Payment												$ 975,000
Debt Instrument, Number of Consecutive Quarterly Installments												4
Piraeus Bank S.A. [Member] | Finance Part of M/V Molyvos Luck and M/V Santa Cruz [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument, Periodic Payment																	$ 525,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid												$ 7,700,000
Debt Instrument, Number of Consecutive Quarterly Installments												16
Piraeus Bank S.A. [Member] | Finance Part of M/V Molyvos Luck and M/V Santa Cruz [Member] | Portion of Loan Equivalent to Aggregate Deposits [Member]
Debt Instrument, Basis Spread on Variable Rate												0.90%
Piraeus Bank S.A. [Member] | Finance Part of M/V Molyvos Luck and M/V Santa Cruz [Member] | Remaining Part of Loan Outstanding [Member]
Debt Instrument, Basis Spread on Variable Rate												2.25%
Piraeus Bank S.A. [Member] | Molyvos Luck and Santa Cruz Supplemental Agreement [Member]
Debt Instrument, Face Amount							$ 15,050,000
Debt Instrument, Periodic Payment							525,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid							$ 6,650,000
Debt Instrument, Number of Consecutive Quarterly Installments							16
Piraeus Bank S.A. [Member] | Molyvos Luck and Santa Cruz Supplemental Agreement [Member] | Maximum [Member]
Debt Instrument, Basis Spread on Variable Rate							2.00%
Piraeus Bank S.A. [Member] | Molyvos Luck and Santa Cruz Supplemental Agreement [Member] | Minimum [Member]
Debt Instrument, Basis Spread on Variable Rate							1.90%
CrediaBank SA [Member] | Aristeidis Shipping Loan to Finance Hull No XY164 [Member]
Debt Instrument, Face Amount		$ 26,924,320
Debt Instrument, Number of Periodic Payments		28
Debt Instrument, Periodic Payment		$ 300,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		$ 18,524,320
Debt Instrument, Covenant, Security Cover Ratio		125.00%
Proceeds from Issuance of Debt		$ 3,591,591
CrediaBank SA [Member] | Aristeidis Shipping Loan to Finance Hull No XY164 [Member] | Portion of Loan Equivalent to Aggregate Deposits [Member]
Debt Instrument, Basis Spread on Variable Rate		0.75%
CrediaBank SA [Member] | Aristeidis Shipping Loan to Finance Hull No XY164 [Member] | Remaining Part of Loan Outstanding [Member] | Maximum [Member]
Debt Instrument, Basis Spread on Variable Rate		1.65%
CrediaBank SA [Member] | Aristeidis Shipping Loan to Finance Hull No XY164 [Member] | Remaining Part of Loan Outstanding [Member] | Minimum [Member]
Debt Instrument, Basis Spread on Variable Rate		1.60%
CrediaBank SA [Member] | Aristeidis Shipping Ltd [Member]
Payments of Debt Issuance Costs															$ 28,733